Leases (Details 2) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
2024 (Remaining)	$ 26,448
2024	36,394	$ 34,998
2025	15,410	36,394
2026		15,410
Total lease payments		86,802
Less: Imputed interest/present value discount	(7,669)	(9,475)
Total lease payments	78,252
Present value of lease liabilities		77,327
Present value of lease liabilities	$ 70,583	$ 77,327	$ 0